Investor A C and Institutional [Member] N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
Entity Central Index Key	0000765199
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Sep. 25, 2025